ENTERPRISE-WIDE DISCLOSURE (Details - Revenues by business) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Revenue from External Customer [Line Items]
Total revenues	$ 8,617,265	$ 452,409
Electronic Device Hardware Components Sales [Member]
Revenue from External Customer [Line Items]
Total revenues	103,382	294,880
Software And Website Development Services [Member]
Revenue from External Customer [Line Items]
Total revenues	19,230	10,000
Technical Consulting And Training Services [Member]
Revenue from External Customer [Line Items]
Total revenues	0	14,470
Software Maintenance And Business Promotion Services [Member]
Revenue from External Customer [Line Items]
Total revenues	29,276	86,776
Business Consulting Services [Member]
Revenue from External Customer [Line Items]
Total revenues	144,975	46,283
Global Logistics Services [Member]
Revenue from External Customer [Line Items]
Total revenues	$ 8,320,402	$ 0